Financial risk management, objectives and policies, ABN AMRO Credit Facility (Details) $ in Thousands	1 Months Ended				12 Months Ended
	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Apr. 30, 2018 USD ($) Carrier Borrower Newbuilding	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Credit Facility [Abstract]
Borrowings					$ 449,959	$ 850,972
ABN AMRO Credit Facility [Member]
Credit Facility [Abstract]
Borrowings				$ 484,000
Number of borrowers | Borrower				2
Number of VLCCs financed | Carrier				11
Number of newbuildings financed | Newbuilding				2
Debt prepayment before installment term	$ 42,200	$ 33,400	$ 57,800
Frequency of periodic repayment					Quarterly
Debt repayment installment amount				$ 8,300
Debt repayment final amount					$ 186,100
Credit facility covenant, required adjusted tangible net worth					$ 300,000
ABN AMRO Credit Facility [Member] | LIBOR [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis				2.40%
ABN AMRO Credit Facility [Member] | Bottom of Range [Member]
Credit Facility [Abstract]
Credit facility covenant, required percentage of charter-free market value of vessels to borrowings					135.00%
Credit facility covenant, required percentage of adjusted tangible net worth to total assets					25.00%
Credit facility covenant, required unencumbered consolidated cash					$ 30,000
Credit facility covenant, required percentage of unencumbered consolidated cash to gross interest bearing debt					6.00%